CONTRACT ASSETS	12 Months Ended
Dec. 31, 2023
Contract assets [abstract]
CONTRACT ASSETS
8	CONTRACT ASSETS

This relates to unbilled revenue, recognised over the period in which the freight services are performed representing the entity’s right to consideration for which payments shall be received in the subsequent year
.

Management estimates the loss allowance on amounts due from customers at an amount equal to lifetime ECL, taking into account the historical default experience and the future prospects of the industry. No provision for loss allowance was made during 2023 and 2022 as the contract assets is aged less than 30 days
.